Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIMCO Equity Series VIT
Entity Central Index Key	0001479359
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000085712
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Global Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$47	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[1]
AssetsNet	$ 188,822,000
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 276,000
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$188,822
# of Portfolio Holdings	448
Portfolio Turnover Rate	90%
Total Net Advisory Fees Paid During the Reporting Period	$276
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	64.9%
Cayman Islands	6.8%
United Kingdom	5.0%
Canada	2.8%
Brazil	2.2%
Germany	1.3%
Ireland	1.3%
Israel	1.3%
France	1.0%
Other Countries	6.3%
Short-Term Instruments	9.1%
Affiliated Investments	2.3%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(4.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000085710
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO StocksPLUS® Global Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[2]
AssetsNet	$ 188,822,000
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 276,000
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$188,822
# of Portfolio Holdings	448
Portfolio Turnover Rate	90%
Total Net Advisory Fees Paid During the Reporting Period	$276
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	64.9%
Cayman Islands	6.8%
United Kingdom	5.0%
Canada	2.8%
Brazil	2.2%
Germany	1.3%
Ireland	1.3%
Israel	1.3%
France	1.0%
Other Countries	6.3%
Short-Term Instruments	9.1%
Affiliated Investments	2.3%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(4.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

[1]	Annualized
[2]	Annualized